Risk management and financial instruments (Narrative) (Details) (USD $)		12 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2013 Physical Damage Insurance [Member]	Dec. 31, 2013 Loss of Hire Insurance [Member]	Dec. 31, 2013 Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Vencedor Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Aquarius Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Capricorn Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Capella Protection and Indemnity Insurance [Member]	Dec. 31, 2013 Tender Rig T15 Protection and Indemnity Insurance [Member]	Dec. 31, 2013 Tender Rig T16 Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Leo Protection and Indemnity Insurance [Member]	Dec. 31, 2013 West Sirius Protection and Indemnity Insurance [Member]	Dec. 31, 2013 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2013 Interest Rate Swap Swap 1 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 2 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 3 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 4 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 5 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 6 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 7 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 8 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 9 [Member]	Dec. 31, 2013 Interest Rate Swap Swap 10 [Member]	Dec. 31, 2013 Seadrill Credit facility $300 Revolving Credit Facility	Oct. 31, 2012 Seadrill Credit facility $300 Revolving Credit Facility	Dec. 31, 2013 Notes Payable, Other Payables [Member] Seadrill
Derivative [Line Items]
Outstanding principal												$ 2,067,800,000	$ 1,128,000,000	$ 243,000,000	$ 243,000,000	$ 100,000,000	$ 203,000,000	$ 200,000,000	$ 91,000,000	$ 88,000,000	$ 200,000,000	$ 200,000,000	$ 500,000,000
Derivative gross asset												42,400,000
Derivative net asset												42,400,000
Derivative gross liability													5,900,000
Derivative net liability													(5,900,000)
Gain recognized												49,900,000
Loss recognized													32,900,000
Maximum borrowing capacity																								300,000,000	300,000,000
Interest rate added to LIBOR																								5.00%
Commitment fee percentage																								40.00%
Rate of interest																										3.735%
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence	$ 5,000,000		$ 500,000
Self-insured retention period		60 days
Compensation period		290 days
Daily indemnity, percentage of contract day rate		75.00%
Maximum claim per event for drilling rigs				250	400	750	400	250	250	400	750